Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 181,725,000.00
Previously Paid Amount	0.00
Total Fee Amount	25,096.22
Total Offset Amount	0.00
Net Fee	$ 25,096.22
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A